Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Containers, cost	$ 6,090,915	$ 5,744,643
Containers, accumulated depreciation	(1,674,907)	(1,619,591)
Containers, net book value	4,416,008	4,125,052
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	1,535,540	1,532,753
Containers, accumulated depreciation	(440,838)	(428,913)
Containers, net book value	1,094,702	1,103,840
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Containers, cost	143,096	144,881
Containers, accumulated depreciation	(55,718)	(55,154)
Containers, net book value	87,378	89,727
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	3,047,156	2,717,384
Containers, accumulated depreciation	(698,167)	(672,416)
Containers, net book value	2,348,989	2,044,968
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	34,444	27,880
Containers, accumulated depreciation	(13,038)	(12,747)
Containers, net book value	21,406	15,133
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	19,997	20,164
Containers, accumulated depreciation	(8,749)	(8,493)
Containers, net book value	11,248	11,671
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	1,720	2,605
Containers, accumulated depreciation	(1,283)	(1,742)
Containers, net book value	437	863
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	1,112,362	1,103,817
Containers, accumulated depreciation	(414,542)	(398,721)
Containers, net book value	697,820	705,096
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	16,967	17,228
Containers, accumulated depreciation	(5,055)	(5,132)
Containers, net book value	11,912	12,096
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	48,727	49,167
Containers, accumulated depreciation	(18,060)	(18,275)
Containers, net book value	30,667	30,892
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	13,243	13,253
Containers, accumulated depreciation	(1,875)	(1,790)
Containers, net book value	11,368	11,463
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	22,658	22,271
Containers, accumulated depreciation	(4,782)	(4,738)
Containers, net book value	17,876	17,533
Tank containers
Property, Plant and Equipment [Line Items]
Containers, cost	95,005	93,240
Containers, accumulated depreciation	(12,800)	(11,470)
Containers, net book value	$ 82,205	$ 81,770